Casino Promotional Allowances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Promotional Allowances	$ 538	$ 563	$ 1,138
Cost of Promotional Allowances	269	269	691
Food and Beverage
Promotional Allowances	277	281	622
Cost of Promotional Allowances	170	169	463
Rooms
Promotional Allowances	234	234	422
Cost of Promotional Allowances	82	83	168
Other
Promotional Allowances	27	48	94
Cost of Promotional Allowances	$ 17	$ 17	$ 60